Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS II
Entity Central Index Key	0000872649
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000027670
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class A
Trading Symbol	LGMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$58	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 2,651,198,042
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 10,419,129
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,651,198,042
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)482
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,419,129

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.0%
Interactive Media & Services	3.0%
Specialty Retail	3.2%
Broadline Retail	3.3%
Machinery	5.2%
Capital Markets	7.5%
Hotels, Restaurants & Leisure	8.7%
Treasuries	10.1%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Netherlands	3.1%
Taiwan	3.4%
United Kingdom	3.9%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	5.9%
Booking Holdings, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.0%
ASML Holding NV	3.0%
Mastercard, Inc., Class A	2.8%
S&P Global, Inc.	2.7%
Hilton Worldwide Holdings, Inc.	2.0%
Parker-Hannifin Corp.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000027671
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class C
Trading Symbol	LGMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$95	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%
AssetsNet	$ 2,651,198,042
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 10,419,129
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,651,198,042
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)482
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,419,129

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.0%
Interactive Media & Services	3.0%
Specialty Retail	3.2%
Broadline Retail	3.3%
Machinery	5.2%
Capital Markets	7.5%
Hotels, Restaurants & Leisure	8.7%
Treasuries	10.1%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Netherlands	3.1%
Taiwan	3.4%
United Kingdom	3.9%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	5.9%
Booking Holdings, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.0%
ASML Holding NV	3.0%
Mastercard, Inc., Class A	2.8%
S&P Global, Inc.	2.7%
Hilton Worldwide Holdings, Inc.	2.0%
Parker-Hannifin Corp.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000182249
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class N
Trading Symbol	LGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$41	0.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 2,651,198,042
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 10,419,129
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,651,198,042
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)482
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,419,129

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.0%
Interactive Media & Services	3.0%
Specialty Retail	3.2%
Broadline Retail	3.3%
Machinery	5.2%
Capital Markets	7.5%
Hotels, Restaurants & Leisure	8.7%
Treasuries	10.1%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Netherlands	3.1%
Taiwan	3.4%
United Kingdom	3.9%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	5.9%
Booking Holdings, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.0%
ASML Holding NV	3.0%
Mastercard, Inc., Class A	2.8%
S&P Global, Inc.	2.7%
Hilton Worldwide Holdings, Inc.	2.0%
Parker-Hannifin Corp.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018226
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class Y
Trading Symbol	LSWWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$45	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 2,651,198,042
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 10,419,129
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,651,198,042
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)482
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,419,129

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.0%
Interactive Media & Services	3.0%
Specialty Retail	3.2%
Broadline Retail	3.3%
Machinery	5.2%
Capital Markets	7.5%
Hotels, Restaurants & Leisure	8.7%
Treasuries	10.1%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Netherlands	3.1%
Taiwan	3.4%
United Kingdom	3.9%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	5.9%
Booking Holdings, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.0%
ASML Holding NV	3.0%
Mastercard, Inc., Class A	2.8%
S&P Global, Inc.	2.7%
Hilton Worldwide Holdings, Inc.	2.0%
Parker-Hannifin Corp.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018227
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class A
Trading Symbol	LGRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$42	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.90%
AssetsNet	$ 16,028,968,555
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 43,811,312
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$16,028,968,555
  # of Portfolio Holdings (including overnight repurchase agreements)39
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$43,811,312

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.2%
Beverages	3.1%
Pharmaceuticals	3.6%
Aerospace & Defense	4.8%
Broadline Retail	5.4%
Biotechnology	5.5%
Financial Services	5.8%
Automobiles	7.8%
Entertainment	8.3%
Software	12.2%
Semiconductors & Semiconductor Equipment	12.5%
Interactive Media & Services	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018229
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class C
Trading Symbol	LGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$77	1.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.65%
AssetsNet	$ 16,028,968,555
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 43,811,312
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$16,028,968,555
  # of Portfolio Holdings (including overnight repurchase agreements)39
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$43,811,312

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.2%
Beverages	3.1%
Pharmaceuticals	3.6%
Aerospace & Defense	4.8%
Broadline Retail	5.4%
Biotechnology	5.5%
Financial Services	5.8%
Automobiles	7.8%
Entertainment	8.3%
Software	12.2%
Semiconductors & Semiconductor Equipment	12.5%
Interactive Media & Services	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000125484
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class N
Trading Symbol	LGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$26	0.56%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.56%
AssetsNet	$ 16,028,968,555
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 43,811,312
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$16,028,968,555
  # of Portfolio Holdings (including overnight repurchase agreements)39
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$43,811,312

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.2%
Beverages	3.1%
Pharmaceuticals	3.6%
Aerospace & Defense	4.8%
Broadline Retail	5.4%
Biotechnology	5.5%
Financial Services	5.8%
Automobiles	7.8%
Entertainment	8.3%
Software	12.2%
Semiconductors & Semiconductor Equipment	12.5%
Interactive Media & Services	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018230
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class Y
Trading Symbol	LSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$31	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%
AssetsNet	$ 16,028,968,555
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 43,811,312
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$16,028,968,555
  # of Portfolio Holdings (including overnight repurchase agreements)39
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$43,811,312

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.2%
Beverages	3.1%
Pharmaceuticals	3.6%
Aerospace & Defense	4.8%
Broadline Retail	5.4%
Biotechnology	5.5%
Financial Services	5.8%
Automobiles	7.8%
Entertainment	8.3%
Software	12.2%
Semiconductors & Semiconductor Equipment	12.5%
Interactive Media & Services	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018239
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class A
Trading Symbol	NEFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$34	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 657,977,804
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 827,481
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$657,977,804
  # of Portfolio Holdings (including overnight repurchase agreements)256
  Portfolio Turnover Rate141%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$827,481

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	8.0%
Short-Term Investments	6.2%
Collateralized Mortgage Obligations	6.2%
Agency Commercial Mortgage-Backed Securities	25.9%
Treasuries	53.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	5.8
US Treasury	54.0
Not ratedFootnote Reference^	3.3
B	0.1
AA	32.8
AAA	3.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018241
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class C
Trading Symbol	NECLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$73	1.45%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
AssetsNet	$ 657,977,804
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 827,481
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$657,977,804
  # of Portfolio Holdings (including overnight repurchase agreements)256
  Portfolio Turnover Rate141%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$827,481

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	8.0%
Short-Term Investments	6.2%
Collateralized Mortgage Obligations	6.2%
Agency Commercial Mortgage-Backed Securities	25.9%
Treasuries	53.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	5.8
US Treasury	54.0
Not ratedFootnote Reference^	3.3
B	0.1
AA	32.8
AAA	3.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000182250
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class N
Trading Symbol	LGANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$20	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 657,977,804
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 827,481
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$657,977,804
  # of Portfolio Holdings (including overnight repurchase agreements)256
  Portfolio Turnover Rate141%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$827,481

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	8.0%
Short-Term Investments	6.2%
Collateralized Mortgage Obligations	6.2%
Agency Commercial Mortgage-Backed Securities	25.9%
Treasuries	53.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	5.8
US Treasury	54.0
Not ratedFootnote Reference^	3.3
B	0.1
AA	32.8
AAA	3.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018242
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class Y
Trading Symbol	NELYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$23	0.45%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 657,977,804
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 827,481
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$657,977,804
  # of Portfolio Holdings (including overnight repurchase agreements)256
  Portfolio Turnover Rate141%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$827,481

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	8.0%
Short-Term Investments	6.2%
Collateralized Mortgage Obligations	6.2%
Agency Commercial Mortgage-Backed Securities	25.9%
Treasuries	53.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	5.8
US Treasury	54.0
Not ratedFootnote Reference^	3.3
B	0.1
AA	32.8
AAA	3.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000125486
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Class N
Trading Symbol	LSSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$41	0.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 1,924,490,151
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 7,999,028
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,924,490,151
# of Portfolio Holdings (including overnight repurchase agreements)	96
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,999,028

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Communications Equipment	3.5%
Software	4.3%
Health Care Equipment & Supplies	4.3%
Capital Markets	4.4%
Machinery	4.7%
Electronic Equipment, Instruments & Components	5.3%
Pharmaceuticals	5.4%
Semiconductors & Semiconductor Equipment	5.8%
Health Care Providers & Services	6.8%
Construction & Engineering	8.5%
Aerospace & Defense	8.5%
Biotechnology	9.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
ESCO Technologies, Inc.	2.5%
RBC Bearings, Inc.	2.2%
Advanced Energy Industries, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Ligand Pharmaceuticals, Inc.	2.0%
ATI, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Construction Partners, Inc., Class A	1.7%
AAR Corp.	1.7%
Oceaneering International, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018249
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	LSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$47	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,924,490,151
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 7,999,028
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,924,490,151
# of Portfolio Holdings (including overnight repurchase agreements)	96
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,999,028

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Communications Equipment	3.5%
Software	4.3%
Health Care Equipment & Supplies	4.3%
Capital Markets	4.4%
Machinery	4.7%
Electronic Equipment, Instruments & Components	5.3%
Pharmaceuticals	5.4%
Semiconductors & Semiconductor Equipment	5.8%
Health Care Providers & Services	6.8%
Construction & Engineering	8.5%
Aerospace & Defense	8.5%
Biotechnology	9.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
ESCO Technologies, Inc.	2.5%
RBC Bearings, Inc.	2.2%
Advanced Energy Industries, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Ligand Pharmaceuticals, Inc.	2.0%
ATI, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Construction Partners, Inc., Class A	1.7%
AAR Corp.	1.7%
Oceaneering International, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018250
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	LCGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$60	1.19%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
AssetsNet	$ 1,924,490,151
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 7,999,028
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,924,490,151
# of Portfolio Holdings (including overnight repurchase agreements)	96
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,999,028

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Communications Equipment	3.5%
Software	4.3%
Health Care Equipment & Supplies	4.3%
Capital Markets	4.4%
Machinery	4.7%
Electronic Equipment, Instruments & Components	5.3%
Pharmaceuticals	5.4%
Semiconductors & Semiconductor Equipment	5.8%
Health Care Providers & Services	6.8%
Construction & Engineering	8.5%
Aerospace & Defense	8.5%
Biotechnology	9.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
ESCO Technologies, Inc.	2.5%
RBC Bearings, Inc.	2.2%
Advanced Energy Industries, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Ligand Pharmaceuticals, Inc.	2.0%
ATI, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Construction Partners, Inc., Class A	1.7%
AAR Corp.	1.7%
Oceaneering International, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000216341
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small/Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	LSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$42	0.83%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 225,981,460
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 838,999
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$225,981,460
# of Portfolio Holdings (including overnight repurchase agreements)	83
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$838,999

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.0%
Short-Term Investments	3.0%
Diversified Consumer Services	3.2%
Capital Markets	3.2%
Electronic Equipment, Instruments & Components	3.2%
Hotels, Restaurants & Leisure	4.0%
Consumer Staples Distribution & Retail	4.5%
Software	5.8%
Health Care Providers & Services	6.2%
Semiconductors & Semiconductor Equipment	8.5%
Biotechnology	8.9%
Machinery	9.1%
Aerospace & Defense	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
BWX Technologies, Inc.	2.4%
Casey's General Stores, Inc.	2.4%
Advanced Energy Industries, Inc.	2.3%
Ciena Corp.	2.2%
RBC Bearings, Inc.	2.1%
Insmed, Inc.	2.0%
ITT, Inc.	1.8%
Laureate Education, Inc.	1.8%
MKS, Inc.	1.8%
Nova Ltd.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000157445
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small/Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	LSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$43	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 225,981,460
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 838,999
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$225,981,460
# of Portfolio Holdings (including overnight repurchase agreements)	83
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$838,999

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.0%
Short-Term Investments	3.0%
Diversified Consumer Services	3.2%
Capital Markets	3.2%
Electronic Equipment, Instruments & Components	3.2%
Hotels, Restaurants & Leisure	4.0%
Consumer Staples Distribution & Retail	4.5%
Software	5.8%
Health Care Providers & Services	6.2%
Semiconductors & Semiconductor Equipment	8.5%
Biotechnology	8.9%
Machinery	9.1%
Aerospace & Defense	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
BWX Technologies, Inc.	2.4%
Casey's General Stores, Inc.	2.4%
Advanced Energy Industries, Inc.	2.3%
Ciena Corp.	2.2%
RBC Bearings, Inc.	2.1%
Insmed, Inc.	2.0%
ITT, Inc.	1.8%
Laureate Education, Inc.	1.8%
MKS, Inc.	1.8%
Nova Ltd.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.